UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23236

Second Nature Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH  44147

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SECOND NATURE SERIES TRUST

Second Nature Thematic Growth Fund Class A (CEGSX)

Second Nature Thematic Growth Fund Class I (CEGYX)

ANNUAL REPORT

JUNE 30, 2019

Second Nature Series Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-888-727-3301

www.secondnatureinvestments.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.secondnatureinvestments.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

SECOND NATURE THEMATIC GROWTH FUND

SHAREHOLDER LETTER

JUNE 30, 2019 (UNAUDITED)

Dear Shareholders,

It is a privilege to write the first annual shareholder letter for the Second Nature Thematic Growth Fund “the Fund”.  The Fund’s first fiscal year ended June 30, 2019.  Of note, the Fund went live and listed on the NASDAQ August 7, 2018.  Thus, the performance period referenced for this fiscal year is less than twelve months.

During this time period, the Fund's Class I shares (see next page for additional performance information) returned 5.01%, which compared favorably to the unmanaged Standards & Poor’s 500 Composite Index’s return of 4.85%.  The S&P 500 is a market capitalization weighted index based on the results of approximately 500 widely held common stocks.  The Fund’s performance also surpassed similar unmanaged and widely followed mid and small capitalization stock indexes during this time.

The U.S. stock market was quite volatile during this time with the S&P 500 declining as much as 19% from September through December during the fourth quarter of 2018.  This resulted from fears the Fed would continue to ratchet rates higher even as signs of global growth slowed and a trade war between the U.S. and China began to pick up steam.  In January, the broad market then sharply reversed course and headed higher nearly uninterrupted through April of 2019 as corporate earnings remained generally solid and the Fed made an abrupt change to an easier monetary stance.

Consumer staple related investments added the most value to the Fund during this period and had an approximate weighting of 20%, followed by investments in the real estate sector with an approximate weighting of 6%.  Unlike their more defensive consumer staple counterparts, consumer discretionary stocks in the Fund, at approximately 40% of the portfolio, detracted from the Fund’s performance as returns in the group were much more mixed.  The energy sector was the second least beneficial sector and had a relatively small 3% weighting in the Fund.

The two holdings that added the most value to Fund during the period was NVR Inc., a homebuilder, and AutoZone, a specialty retailer of auto parts.  PetMed Express, a pet pharmaceutical company, and The Children’s Place, a value-priced apparel company for newborn to 12 year old children, were the most detrimental.

We believe that the Fund’s distinctive focus on compelling consumer spending trends related to the rising expenditures related to raising a family, and our disciplined business cycle analysis, will create shareholder value over the long-term.  Thank you for your support of the Second Nature Thematic Growth Fund and we look forward to reporting again to you in the future.

Respectfully,

Kevin Bush, CFA, CMT

Bhavana Khanna, PhD

SECOND NATURE THEMATIC GROWTH FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE SECOND NATURE THEMATIC GROWTH FUND CLASS A SHARES, CLASS I SHARES AND THE S&P 500® INDEX.

Average Annual Total Return For

Period Ended June 30, 2019

FUND/INDEX		SINCE INCEPTION (1)	VALUE
Class A	With sales load	-1.31%	$ 9,869
	Without sales load	4.71%	$10,471
Class I		5.01%	$10,501
S&P 500 Total Return Index		4.85%	$10,485

(1) Second Nature Thematic Growth Fund Class A & Class I commenced operations on August 7, 2018.

The graph above represents the changes in value for an initial $10,000 investment in the Second Nature Thematic Growth Fund from 08/07/2018 (commencement of investment operations) to 6/30/2019.  These changes are then compared to a $10,000 investment in the Standard & Poor’s 500 Index (“S&P 500”). The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

SECOND NATURE THEMATIC GROWTH FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Energy
5.40%
Financial Services
7.00%
Consumer Defensive
26.60%
Money Market Fund
0.49%
Real Estate Investment
Trust
8.39%
Technology
6.78%
Utilities
8.03%
Consumer Cyclical
31.59%
Communication Services
5.72%

Sectors are categorized using Morningstar® classifications.

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCKS - 97.22%

Apparel & Other Finished Products of Fabrics & Similar Material - 5.66%
30	Carters, Inc.	$ 2,926
25	Lululemon Athletica, Inc. (Canada) *	4,505
		7,431
Beverages - 8.47%
80	Coca Cola Co.	4,074
35	PepsiCo, Inc.	4,590
85	Keurig Dr. Pepper, Inc.	2,457
		11,121
Bottled & Canned Soft Drinks Carbonated Waters - 1.94%
40	Monster Beverage Corp. *	2,553

Converted Paper & Paperboard Products (No Containers/Boxes) - 3.55%
35	Kimberly Clark Corp.	4,665

Electric & Other Services Combined - 4.51%
40	Duke Energy Corp.	3,530
50	Exelon Corp.	2,397
		5,927
Electric Services - 4.06%
60	FirstEnergy Corp.	2,569
50	Southern Co.	2,764
		5,333
Fire, Marine & Casualty Insurance - 2.87%
80	CNA Financial Corp.	3,766

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.82%
35	Hasbro, Inc.	3,699

Household Appliances - 1.40%
20	iRobot Corp. *	1,833

Operative Builders - 2.57%
1	NVR, Inc. *	3,370

Pteroleum Refining - 5.76%
30	Chevron Corp.	3,733
50	Exxon Mobil Corp.	3,832
		7,565
Retail-Auto & Home Supply Stores - 4.18%
5	Autozone, Inc. *	5,497

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Retail-Drug Stores and Proprietary Stores - 1.91%
160	Petmed Express, Inc.	$ 2,507

Retail-Eating Places - 6.41%
25	Cracker Barrel Old Country Store, Inc.	4,268
20	McDonald's Corp.	4,153
		8,421
Retail-Family Clothing Stores - 3.02%
75	TJX Co., Inc.	3,966

Retail-Lumber & Other Building Materials Dealers - 3.17%
20	Home Depot, Inc.	4,159

Retail-Variety Stores - 12.00%
20	Costco Wholesale Corp.	5,285
20	Five Below, Inc. *	2,400
55	Target Corp.	4,764
30	Walmart, Inc.	3,315
		15,764
Savings Institution, Federally Chartered - 4.60%
150	Capitol Federal Financial, Inc.	2,066
220	TFS Financial Corp.	3,975
		6,041
Services-Computer Programming, Data Processing, Etc. - 3.67%
25	Facebook, Inc. Class A *	4,825

Services-Miscellaneous Amusement & Recreation - 2.13%
20	Walt Disney Co.	2,793

Services-Motion Picture & Video Tape Production - 1.92%
35	World Wrestling Entertainment, Inc.	2,527

Services-Prepackaged Software - 2.16%
25	Take Two Interactive Software, Inc. *	2,838

Specialty Cleaning, Polishing and Sanitation Preparations - 2.33%
20	Clorox Co.	3,062

Telephone Communications (No Radio Telephone) - 6.11%
120	AT&T, Inc.	4,021
70	Verizon Communications, Inc.	3,999
		8,020

TOTAL COMMON STOCKS (Cost $116,919) - 97.22%		127,683

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 8.95%
50	American Campus Communities, Inc.	$ 2,308
15	AvalonBay Communities, Inc.	3,048
30	Equity Residential	2,277
35	Mid America Apartment Communities, Inc.	4,122
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,714) - 8.95%		11,755

MONEY MARKET FUND - 0.52%
687	Fidelity Investments Money Market Fund - Government Portfolio Class I 2.24% **	687
TOTAL FOR MONEY MARKET FUND (Cost $687) - 0.52%		687

TOTAL INVESTMENTS (Cost $128,320) - 106.69%		140,125

LIABILITIES LESS OTHER ASSETS, NET - (6.69%)		(8,785)

NET ASSETS - 100.00%		$ 131,340

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019

Assets:
Investments in Securities, at Value (Cost $128,320)	$ 140,125
Receivables:
Dividends and Interest	110
Due from Advisor	6,209
Prepaid Expenses	1,579
Total Assets	148,023
Liabilities:
Distribution Fees	3
Accrued Expenses	16,680
Total Liabilities	16,683

Net Assets	$ 131,340

Net Assets Consist of:
Paid In Capital	$ 125,776
Distributable Earnings	5,564
Net Assets	$ 131,340

Class I Shares
Net Assets	$ 130,293
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	12,506
Net asset value per share	$ 10.42

Class A Shares
Net Assets	$ 1,047
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	101
Net asset value per share (b)	$ 10.39
Maximum offering price per share (a)	$ 11.02

(a) Maximum offering price includes a maximum front-end sales load of 5.75%.

(b) Does not recompute due to rounding.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD AUGUST 7, 2018 (Commencement of investment operations) THROUGH JUNE 30, 2019

Investment Income:
Dividends	$ 2,155
Interest	99
Total Investment Income	2,254

Expenses:
Advisory fees	1,026
Distribution (12b-1) fees - Class A	3
Transfer Agent fees	15,358
Administration fees	1,513
Chief Compliance Officer fees	1,538
Registration fees	454
Audit fees	14,195
Custody	5,310
Legal fees	5,957
NASDAQ fees	2,141
Other expenses	4,216
Total Expenses	51,711
Fees Waived and/or Expenses Reimbursed by the Adviser	(50,154)
Net Expenses	1,557

Net Investment Income	697

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(6,150)
Net Change in Unrealized Appreciation on Investments	11,805
Realized and Unrealized Gain on Investments	5,655

Net Increase in Net Assets Resulting from Operations	$ 6,352

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
6/30/2019
Decrease in Net Assets From Operations:
Net Investment Income	$ 697
Net Realized Loss on Investments	(6,150)
Net Change in Unrealized Appreciation on Investments	11,805
Net Increase in Net Assets Resulting from Operations	6,352

Distributions to Shareholders:
Distributions	(788)
Total Distributions	(788)

Capital Share Transactions	25,776

Total Increase in Net Assets	31,340

Net Assets:
Beginning of Period **	100,000
End of Period	$ 131,340

* For the period August 7, 2018 (commencement of investment operations) through June 30, 2019.

** Initial seed funding

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended(a) 6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.03
Net Gain on Securities (Realized and Unrealized)	0.43
Total from Investment Operations	0.46

Distributions from Realized Capital Gains	(0.07)

Net Asset Value, at End of Period	$ 10.39

Total Return **	4.71%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period	$ 1,047
Ratio of Expenses to Average Net Assets
Before Reimbursement	50.50%	(b)
After Reimbursement	1.75%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement	(48.40)%	(b)
After Reimbursement	0.35%	(b)
Portfolio Turnover	60.43%	(c)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period August 7, 2018 (commencement of investment operations) through June 30, 2019.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended(a) 6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06
Net Gain on Securities (Realized and Unrealized)	0.43
Total from Investment Operations	0.49

Distributions from Realized Capital Gains	(0.07)

Net Asset Value, at End of Period	$ 10.42

Total Return **	5.01%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 130
Ratio of Expenses to Average Net Assets
Before Reimbursement	49.73%	(b)
After Reimbursement	1.50%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement	(47.57)%	(b)
After Reimbursement	0.67%	(b)
Portfolio Turnover	60.43%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period August 7, 2018 (commencement of investment operations) through June 30, 2019.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

1.  ORGANIZATION

The Second Nature Thematic Growth Fund (the “Fund”) is a diversified company of Second Nature Series Trust, a Delaware statutory trust organized on February 23, 2017 (the “Trust”). The Fund commenced investment operations on August 7, 2018. The Fund is a “diversified company” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board,” “Trustees,” or “Board of Trustees”).  The Fund may issue an unlimited number of shares of beneficial interest. The Board has authorized and issued two classes of shares, Class I and Class A shares.  Class A shares charge a sales load, and distribution 12b-1 fee, while Class I shares do not.

The Fund’s investment objective is to provide you with long-term capital appreciation.

2. UNCERTAINTY

As described in note 5, Second Nature Investments, LLC (the “Adviser”) has contractually agreed to limit the amount of Fund’s Total Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses or reorganization  costs) to not exceed 1.75% and 1.50 % of average daily net assets attributable to Class A and Class I shares, respectively. Based on the Fund’s current asset levels, the investment management fees being waived by the Adviser are less than the operating expenses of the Fund being reimbursed directly by the Adviser. Thus, the Adviser is currently in a position where it needs to pay operating expenses from the Fee Waiver Agreement. The Adviser is seeking additional capital investments from multiple sources to enable the Adviser to continue to maintain the Fee Waiver Agreement, as well as market and grow the assets of the Fund. Should the Adviser not be able to continue to meet its obligation to maintain the Fee Waiver Agreement all operating expenses of the Fund would be borne directly by the Fund’s shareholders. The Board of Trustees of the Trust has the authority to approve the liquidation of the Fund, without a vote of the shareholders. The Board also has the authority to retain a successor investment adviser for an interim period. However, the retention of a successor adviser to serve after such interim period is required to be approved by “vote of a majority of the outstanding voting securities” as defined by the Investment Company Act of 1940, of each Fund. These conditions raise substantial doubt about the Fund’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

3.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 4.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended June 30, 2019, related to uncertain tax positions taken on returns filed for open tax year (2019), or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

tax expense in the Statement of Operations.  During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

4.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser (“Fair Value Pricing”), subject to review by the Board.  The adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the adviser determines that one

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

source of market value is unreliable, the adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

The following table presents information about the Fund’s investments measured at fair value as of June 30, 2019, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 127,683	$ -	$ -	$ 127,683
Real Estate Investment Trusts	11,755	-	-	11,755
Money Market Fund	687	-	-	687
Total	$ 140,125	$ -	$ -	$ 140,125

During the period ended June 30, 2019, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

5.  RELATED PARTY TRANSACTIONS

Investment Adviser:  Subject to the oversight of the Board, Second Nature Investments, LLC (the “Adviser”) is responsible for management of the Fund’s investment portfolio.  The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions.  Pursuant to an Advisory Agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.99% of the Fund’s average daily net assets.  For the period August 7, 2018 (commencement of investment operations) through June 30, 2019 the Adviser earned $1,026.  During the same period, the Adviser waived $50,154 in fees and expenses.  As of June 30, 2019, the amount due from the Adviser under the expense limitation agreement was $6,209.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund for at least one year after the Fund commences operations to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses or reorganization costs) will not exceed 1.75% and 1.50% of average daily net assets attributable to Class A and Class I shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of the recoupment, after the recoupment is taken into account. These agreements may be terminated only by the Board on 60 days’ written notice to the Adviser.  As of June 30, 2019, the Adviser had $50,154 and $93,593 of offering and organizational costs, paid by the Adviser, available for recoupment within three years from the date they were incurred, under the  Expense Limitation Agreement.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Sub-Adviser:  KBK Capital Management, LLC (the “Sub-Adviser”), serves as the Fund’s investment sub-adviser.  Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive, on a monthly basis, an annual advisory fee paid by the Adviser, not the Fund.

Distribution Fees:  The Trust, on behalf of the Fund, has adopted a distribution plan for Class A shares pursuant to Rule 12b-1 (the “Plan”), pursuant to which the Fund pays the Distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund’s average daily net assets attributable to the Class A shares.  Class I shares do not have a Plan.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For the period ended June 30, 2019, the Fund accrued $3 in distribution fees under the Plan.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended June 30, 2019, were as follows:

Purchases	$ 199,313
Sales	$ 65,530

7.  CAPITAL SHARE TRANSACTIONS

At June 30, 2019, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the period ended June 30, 2019 amounted to $125,776.  The following table summarizes transactions in capital for the period:

Class A	August 7, 2018 (commencement of investment operations) through June 30, 2019 *
	Shares	Amount
Shares Sold	100	$1,000
Shares Reinvested	1	7
Shares Redeemed	(-)	(-)
Net Increase	101	$1,007

Class I	August 7, 2018 (commencement of investment operations) through June 30, 2019
	Shares	Amount
Shares Sold	2,420	$24,000
Shares Reinvested	87	781
Shares Redeemed	(1)	(12)
Net Increase	2,506	$24,769

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.  TAX MATTERS

For federal income tax purposes, the cost of investments owned at June 30, 2019 is $128,320.  As of June 30, 2019, the gross unrealized appreciation on a tax basis totaled $14,990 and the gross unrealized depreciation totaled $3,185 for a net unrealized appreciation of $11,805.

As of June 30, 2019 the components of distributable earnings on a tax basis were as follows:

Post October loss deferral	$ (6,979)
Undistributed ordinary income	738
Net unrealized appreciation	11,805
Total	$ 5,564

For the period August 7, 2018 (commencement of investment operations) through June 30, 2019 the Fund paid a short-term capital gain distribution of $0.06935 per share, for a total distribution of $788.

The tax character of the distribution period August 7, 2018 (commencement of investment operations) through June 30, 2019 is as follows:

Ordinary Income

$788

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2019, Norma Starrine held approximately 80% of the voting securities of the Fund and may be deemed to control the Fund.

11.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

12.  SUBSEQUENT EVENTS

On July 26, 2019 the Adviser wired $6,600 into the Fund and satisfied the receivable from the Adviser of $6,209. Management has evaluated the impact of all other subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in the financial statements for the Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of Second Nature Thematic Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Second Nature Thematic Growth Fund (the Fund), a series of Second Nature Series Trust (the Trust), including the schedule of investments, as of June 30, 2019, the related statements of operations, changes in net assets for the period from August 7, 2018 (commencement of investment operations) through June 30, 2019 and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period from August 7, 2018 (commencement of investment operations) through June 30, 2019.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations, the changes in net assets and the financial highlights for the period from August 7, 2018 (commencement of investment operations) through June 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

The accompanying financial statements have been prepared assuming that the Fund will continue as a going concern. As discussed in note 2 to the financial statements, the Fund has a fee waiver agreement with its investment adviser to limit the amount of certain Fund operating expenses. The Adviser is experiencing financial challenges and seeking additional sources of financing in order to continue to maintain the fee waiver agreement and fund efforts to grow the Fund. These conditions raise substantial doubt about the Fund’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, including the effect on future expenses if the fee waiver cannot be maintained.

We have served as the Fund’s auditor since 2017.

Abington, Pennsylvania

September 12, 2019

SECOND NATURE THEMATIC GROWTH FUND

EXPENSE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

 Expense Example

As a shareholder of the Second Nature Thematic Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SECOND NATURE THEMATIC GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Second Nature Thematic Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,149.34	$9.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Second Nature Thematic Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1,2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,151.38	$8.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION

JUNE 30, 2019 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-888-727-3301, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio for the 12-months ended June 30 will be available without charge, upon request, by calling the Fund’s toll-free telephone number 1-888-727-3301.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

SECOND NATURE THEMATIC GROWTH FUND

TRUSTEES AND OFFICERS

JUNE 30, 2019 (UNAUDITED)

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
Gerald F. Byrne, 1946	Trustee	Retired (since 2006); Chairman, Bank One Securities (1972-2006)	1	none
Kenneth C. Weimer, 1972	Trustee	Pediatrician, TeamHealth (2016-present); Memorial Medical Center (2012-2016); Hope Pediatrics LLC (2012-2016); Comp Health (2012-2016)	1	none

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** Fund Complex is defined as the funds in the Trust.

SECOND NATURE THEMATIC GROWTH FUND

TRUSTEES AND OFFICERS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Interested Trustee and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
John C. Oldham, 1980	Trustee; President	Financial Advisor, Retirement Income Designs (2010-present)	1	none
Mark Dillon, 1975	Treasurer	Regional Vice President, RC Securties, LLC (2010-2016); Senior Vice, Cantor Fitzgerald & Co. (2016-2019); Senior Vice President, Rising Star Distributors, LLC (2019-present)	N/A	none
Brandon M. Pokersnik, 1978	Chief Compliance Officer and Secretary	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	none

The Fund's Statement of Additional Information includes additional information about the Trustees and is available, free of charge, upon request by calling toll-free at 1-888-727-3301.

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** Fund Complex is defined as the funds in the Trust.

Investment Adviser

Second Nature Investments, LLC

8387 E. Twisted Leaf Drive

Gold Canyon, AZ 85118

Investment Sub-Adviser

KBK Capital Management

55 SE 2nd Avenue

Delray Beach, FL 33444

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

U.S. Bank, N.A.

1555 N. Rivercenter Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Second Nature Series Trust.  Such offering is made only by prospectus, which includes details as to offering price and material information.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

[The information required by this Item is only required in an annual report.]

(a)

Audit Fees

FY 2019

$ 11,000

FY 2018

$ 0

(b)

Audit-Related Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

(c)

Tax Fees

Registrant

FY 2019

$ 2,000

FY 2018

$ 0

Nature of the fees:

Preparation and filing of taxes.

 (d)

All Other Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

There’s no pre-approval policy in place.  The audit committee approves expenditures and engagements at he regular audit committee meetings.

(2)

Percentages of Services Approved by the Audit Committee

Registrant]

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

N/A  %

(f)

During audit of Registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

Registrant

FY 2019

$ 2,000 [tax fees]

FY 2018

$ 0 [tax fees]

 (h)

The Registrant's audit committee has not considered whether the provision of non-audit services to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Second Nature Series Trust

By /s/John C. Oldham

     John C. Oldham

     President

Date: September 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Oldham

     John C. Oldham

     President

Date: September 16, 2019